TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other current receivables [abstract]
Schedule of trade and other receivables
Trade and other receivables consisted of the following items as of December 31:

	2020	2019

Trade receivables (gross)*	769	786
Expected credit losses	(198)	(176)
Trade receivables (net)	571	610

Other receivable, net of expected credit losses allowance	1	18
Total trade and other receivables	572	628
* Includes contract assets (unbilled receivables), see Note 3 for further details
Schedule of movements in the allowance for expected credit losses
The following table summarizes the movement in the allowance for expected credit losses for the years ended December 31:

	2020	2019

Balance as of January 1	176	171

Accruals for expected credit losses	62	66
Recoveries	(7)	(8)
Accounts receivable written off	(16)	(31)
Reclassification	—	(24)
Foreign currency translation adjustment	(17)	2

Balance as of December 31	198	176

Schedule of aging of trade receivables
Set out below is the information about the Group’s trade receivables (including contract assets) using a provision matrix:

			Days past due
	Contract assets	Current	< 30 days	Between 31 and 120 days	> 120 days	Total

December 31, 2020
Expected loss rate, %	1.0%	1.3%	13.6%	40.7%	92.6%
Trade receivables	41	468	44	27	189	769
Expected credit losses	—	(6)	(6)	(11)	(175)	(198)

Trade receivables, net	41	462	38	16	14	571

December 31, 2019
Expected loss rate, %	1.1%	1.6%	4.9%	36.5%	86.9%
Trade receivables	38	446	82	52	168	786
Expected credit losses	—	(7)	(4)	(19)	(146)	(176)

Trade receivables, net	38	439	78	33	22	610